CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	¥ (151,692)	$ (23,245)	¥ (123,834)	¥ (56,326)
Adjustments to reconcile net loss to net cash generated from/(used in) operating activities:
Depreciation and amortization	21,054	3,228	19,888	9,306
Shared-based compensation	98,378	15,077	128,197	54,300
Loss/(gain) from disposal of property, equipment and software	674	105	(1,518)	871
Equity in (income)/loss of affiliates	3,834	586	3,221	(2,992)
Changes in fair value for equity securities with readily determinable fair value	53,683	8,227	(68,555)
Inventory write-downs	40,609	6,224	3,608	2,540
Foreign exchange loss	(6,417)	(983)	13,706	190
Amortization of right of use assets	15,732	2,411	19,430
Change in estimate of refund payable to members	(23,521)	(3,605)	(379,370)
Loss on disposal of long-term investments and the subsidiary	1,610	247
Allowance for credit losses	13,089	2,006
Cash dividend received	204	31	190
Deferred income tax	28,840	4,420	(30,020)	(13,067)
Changes in operating assets and liabilities:
Increase in accounts receivable	(154,413)	(23,665)	(4,525)	(6,658)
(Increase)/decrease in inventories	251,998	38,620	243,613	(345,305)
Increase in advance to suppliers	(16,547)	(2,536)	(38,773)	(25,285)
(Increase)/decrease in prepaid expenses and other current assets	78,143	11,976	60,654	(184,341)
Increase in other non-current assets	(4,867)	(746)	(278)
Decrease/(increase) in amounts due from related parties	1,793	275	(6,453)	773
Increase/(decrease) in accounts payable	(205,824)	(31,544)	(674,414)	662,249
Increase in refund payable to members	1,036	159	10,229	248,081
Increase/(decrease) in incentive payables to members	(72,316)	(11,083)	(37,459)	182,105
Increase/(decrease) in member management fees payable	(32,514)	(4,983)	(30,029)	8,417
Increase/(decrease) in deferred revenue	(130,853)	(20,054)	(365,147)	223,424
Increase in amount due to related parties	4,693	719	6,851	8,248
Increase/(decrease) in other payable and accrued liabilities	(77,920)	(11,942)	133,972	116,507
Net cash generated from/(used in) operating activities	(261,514)	(40,075)	(1,116,816)	883,037
Cash flows from investing activities:
Purchase of property, equipment and software	(84,403)	(12,938)	(28,184)	(28,731)
Proceeds from disposal of property, equipment and software	1,845	283	3,041	17
Cash paid for short term investments	(1,774,781)	(271,998)	(4,793,867)	(11,539,398)
Cash received from maturity of short term investments	2,492,613	382,010	5,028,793	11,124,565
Cash paid to merchants for factorings services	(57,913)	(8,876)	(42,467)
Cash received for factoring services	36,407	5,580	10,000
Cash paid for loans provided to third parties	(93,755)	(14,369)	(171,855)
Cash received from repayment of loans provided to third parties	61,869	9,482
Cash received from disposal of long-term investments	3,344	512
Impact to cash resulting from deconsolidation of a subsidiary	(7,144)	(1,095)
Cash paid for long-term investments	(27,067)	(4,148)	(120,944)	(14,500)
Net cash (used in)/generated from investing activities	551,015	84,443	(115,483)	(458,047)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				744,921
Proceeds from issuance of ordinary shares upon Initial Public Offering, net of issuance costs			737,297
Net proceeds from exercise of share options	6,995	1,072	1,080
Cash paid for repurchase of common stocks	(23,171)	(3,551)	(117,371)
Capital injection from non-controlling shareholders	2,300	352	2,400	3,000
Net cash generated from/(used in) financing activities	(13,876)	(2,127)	623,406	747,921
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(53,624)	(8,217)	11,390	34,594
Net increase/(decrease) in cash, cash equivalents and restricted cash	222,001	34,024	(597,503)	1,207,505
Cash, cash equivalents and restricted cash at beginning of the year	967,743	148,313	1,565,246	357,741
Cash, cash equivalents and restricted cash at the end of the year	1,189,744	182,337	967,743	1,565,246
Supplemental disclosure of cash flow information
Cash paid for income tax	4,251	651	13,413	18,978
Supplemental schedule of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value			1,532,013	2,187,633
Re-designation to Series A convertible redeemable preferred shares from Initial Ordinary Shareholders' contribution, including beneficial conversion feature				60,796
Deemed dividend from convertible redeemable preferred shareholders				(107)
Issuance of Series B convertible redeemable preferred shares to the funder with no consideration				6,421
Payable for capital expenditure			94	209
Net settlement between factoring receivables and payables	23,507	3,603	15,901
Additional Cash Flow Elements [Abstract]
Cash and cash equivalents	1,063,900	163,050	883,369	1,519,146
Restricted cash(Note 2.9)	125,844	19,287	84,374	46,100
Cash, cash equivalents and restricted cash at the end of the year	¥ 1,189,744	$ 182,337	¥ 967,743	¥ 1,565,246